Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
	Defined Benefit Pension Plan	Foreign Currency Translation Adjustment	Private Equity Instruments	Total
As at December 31, 2017	(4)	633	14	643
Other Comprehensive Income (Loss), Before Tax	(7)	217	-	210
Income Tax	2	-	-	2
As at June 30, 2018	(9)	850	14	855

As at December 31, 2018	(7)	1,030	15	1,038
Other Comprehensive Income (Loss), Before Tax	(3)	(195)	3	(195)
Income Tax	1	-	-	1
As at June 30, 2019	(9)	835	18	844